Fixed Assets - Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fixed Assets
Beginning balance	€ 168,264	€ 66,604
Impairment	5,884	22,810
Ending balance	197,941	168,264
Buildings
Fixed Assets
Beginning balance	21,924	16,535
Ending balance	17,757	21,924
Technical equipment and machines
Fixed Assets
Beginning balance	40,248	14,076
Ending balance	37,416	40,248
Other equipment, furniture and fixtures:
Fixed Assets
Beginning balance	4,359	3,995
Ending balance	5,137	4,359
Assets under construction
Fixed Assets
Beginning balance	101,733	31,998
Ending balance	137,631	101,733
Cumulative Amortization And Impairment
Fixed Assets
Beginning balance	47,019	24,093
Disposals	(36,747)	(7,138)
Depreciation	13,394	7,237
Impairment	5,884	22,810
Currency translation	18	17
Ending balance	29,568	47,019
Cumulative Amortization And Impairment | Buildings
Fixed Assets
Beginning balance	5,348	3,415
Disposals	(1,083)	(1)
Depreciation	4,445	1,934
Ending balance	8,710	5,348
Cumulative Amortization And Impairment | Technical equipment and machines
Fixed Assets
Beginning balance	11,726	8,308
Disposals	(9,938)	(2)
Depreciation	6,999	3,420
Impairment	3,830
Ending balance	12,617	11,726
Cumulative Amortization And Impairment | Other equipment, furniture and fixtures:
Fixed Assets
Beginning balance	7,135	5,250
Disposals	(1,688)	(15)
Depreciation	1,950	1,883
Currency translation	18	17
Ending balance	7,415	7,135
Cumulative Amortization And Impairment | Assets under construction
Fixed Assets
Beginning balance	22,810	7,120
Disposals	(24,038)	(7,120)
Impairment	2,054	22,810
Ending balance	826	22,810
Acquisition costs
Fixed Assets
Beginning balance	215,283	90,698
Additions	89,620	131,699
Assets held for sale	(57,570)
Disposals	(19,854)	(7,152)
Currency translation	30	38
Ending balance	227,509	215,283
Acquisition costs | Buildings
Fixed Assets
Beginning balance	27,272	19,950
Additions	377	3,353
Disposals	(1,182)	(4)
Reclassifications		3,973
Ending balance	26,467	27,272
Acquisition costs | Technical equipment and machines
Fixed Assets
Beginning balance	51,974	22,384
Additions	9,710	28,047
Assets held for sale	(6,719)
Disposals	(12,584)	(10)
Reclassifications	7,652	1,553
Ending balance	50,033	51,974
Acquisition costs | Other equipment, furniture and fixtures:
Fixed Assets
Beginning balance	11,494	9,243
Additions	2,760	2,228
Disposals	(1,732)	(15)
Currency translation	30	38
Ending balance	12,552	11,494
Acquisition costs | Assets under construction
Fixed Assets
Beginning balance	124,543	39,121
Additions	76,773	98,071
Assets held for sale	(50,851)
Disposals	(4,356)	(7,123)
Reclassifications	(7,652)	(5,526)
Ending balance	€ 138,457	€ 124,543